Contingencies (Details) (Coalescev Wafer Gen [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Coalescev Wafer Gen [Member]
Contingencies (Details) [Line Items]
Loss Contingency, Allegations	Coalesce v. WaferGen. On April 24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April 15, 2013, the case was referred to mediation. The first mediation session was held on August 7, 2013, resulting in further requests for documentation by both parties. The litigation is in the discovery stage and a trial has been set for September 15, 2014. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred .	Coalesce v. WaferGen. On April 24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April 15, 2013, the case was referred to mediation. The first mediation session was held on August 7, 2013, resulting in further requests for documentation by both parties. The litigation is in the discovery stage and a trial has been set for September 15, 2014. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred.
Loss Contingency, Lawsuit Filing Date	April 24, 2012	April 24, 2012
Loss Contingency, Name of Plaintiff	Coalesce Corporation	Coalesce Corporation
Loss Contingency, Name of Defendant	WaferGen Bio-systems, Inc.	WaferGen Bio-systems, Inc
Loss Contingency, Domicile of Litigation	Alameda County Superior Court	Alameda County Superior Court
Loss Contingency, Damages Sought	in excess of $500,000 and other compensation.	in excess of $500,000 and other compensation
Loss Contingency, Damages Sought, Value	$ 500,000	$ 500,000